UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Sweetwater Asset Management LLC
Address:  4200 Regent Street, Suite 200, Columbus, OH 43219


Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Richard J. Wayman
Title: Chief Compliance Officer
Phone: 614-944-5544

Signature, Place, and Date of Signing:

     /s/ Richard J. Wayman          Columbus, Ohio         January 31, 2007
     ---------------------          --------------         ----------------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   45

Form 13F Information Table Value Total:  $129,832
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

                                                          Cusip       Value   Sh/Prn SH  PUT  Invstmt Other
Name Of Issuer                  Title of Class            Number      (x1000) Amount PRN CALL Dscretn Managers  Sole    Shared Other
------------------------------- ------------------------- --------- --------- ------ --- ---- ------- -------- -------- ------ -----
ALLIANT TECHSYSTEMS INC         COMMON STOCKS             018804104    391.00   5000 SH       Sole      0          5000   0      0
ANHEUSER BUSCH COMPANIES INC    COMMON STOCKS             035229103   7833.52 159217 SH       Sole      0        159217   0      0
Bank Of America Corp            COMMON STOCKS             060505104    379.53   7109 SH       Sole      0          7109   0      0
BERKSHIRE HATHAWAY INC DEL CL B COMMON STOCKS             084670207   7401.65   2019 SH       Sole      0          2019   0      0
CARDINAL HEALTH INC             COMMON STOCKS             14149Y108   5034.04  78140 SH       Sole      0         78140   0      0
CARDINAL HEALTH INC             PUT OPTIONS               14149Y108    528.00   8200 SH  PUT  Sole      0          8200   0      0
Cetalon Corporation  Xxx        COMMON STOCKS             15718P105      0.00  14000 SH       Sole      0         14000   0      0
CITIGROUP INC                   COMMON STOCKS             172967101   6406.96 115021 SH       Sole      0        115021   0      0
CONOCOPHILLIPS                  COMMON STOCKS             20825C104   5502.46  76479 SH       Sole      0         76479   0      0
Diamonds TRUST Series I         COMMON STOCKS             252787106    210.25   1690 SH       Sole      0          1690   0      0
DOW JONES & CO INC              COMMON STOCKS             260561105    821.20  21600 SH       Sole      0         21600   0      0
Exxon Mobil Corporation         COMMON STOCKS             30231G102    270.81   3534 SH       Sole      0          3534   0      0
FEDERATED INVESTORS INC (PA.)   COMMON STOCKS             314211103   1111.00  32900 SH       Sole      0         32900   0      0
FIFTH THIRD BANCORP             COMMON STOCKS             316773100   3109.97  75975 SH       Sole      0         75975   0      0
GENERAL ELECTRIC CO             COMMON STOCKS             369604103   3744.60 100634 SH       Sole      0        100634   0      0
HUNTINGTON BANCSHARES INC       COMMON STOCKS             446150104   1351.31  56913 SH       Sole      0         56913   0      0
INTEL CORP                      COMMON STOCKS             458140100    413.32  20411 SH       Sole      0         20411   0      0
ISHARES TR S&P 500 Barra        S&P 500 GRW               464287309   2701.64  41618 SH       Sole      0         41618   0      0
ISHARES TR                      S&P 500 VALUE             464287408   4102.12  53354 SH       Sole      0         53354   0      0
Ishares S&P Euro 350 Idx        S&P Euro Plus             464287861    704.45   6711 SH       Sole      0          6711   0      0
J P Morgan Chase & Co           COMMON STOCKS             46625H100    643.41  13321 SH       Sole      0         13321   0      0
JOHNSON & JOHNSON               COMMON STOCKS             478160104   7313.44 110784 SH       Sole      0        110784   0      0
KEYCORP NEW                     COMMON STOCKS             493267108   7042.85 185198 SH       Sole      0        185198   0      0
Lancaster Colony Corp           COMMON STOCKS             513847103    412.35   9306 SH       Sole      0          9306   0      0
MICROSOFT CORP                  COMMON STOCKS             594918104   5267.12 176397 SH       Sole      0        176397   0      0
NABORS INDUSTRIES LTD           COMMON STOCKS             G6359F103   4144.41 139184 SH       Sole      0        139184   0      0
NASDAQ 100 SHARES               COMMON STOCKS             631100104    621.26  14400 SH       Sole      0         14400   0      0
NATIONAL CITY CORP              COMMON STOCKS             635405103   5758.00 157504 SH       Sole      0        157504   0      0
NIKE INC  CL B                  COMMON STOCKS             654106103   1180.27  11921 SH       Sole      0         11921   0      0
OIL SVC HOLDRS TR               COMMON STOCKS             678002106   1326.32   9500 SH       Sole      0          9500   0      0
PARK NATL CORP                  COMMON STOCKS             700658107    752.90   7600 SH       Sole      0          7600   0      0
PLAYBOY ENTERPRISES INC-CL B    COMMON STOCKS             728117300    661.07  57684 SH       Sole      0         57684   0      0
PROCTER & GAMBLE CO             COMMON STOCKS             742718109   3823.92  59501 SH       Sole      0         59501   0      0
RAYTHEON CO                     COMMON STOCKS             755111507    883.72  16733 SH       Sole      0         16733   0      0
S & P 500 INDEX (Bridge Symbol) PUTS NON-EQUITY OPTIONS   648815108  28366.00  20000 SH  PUT  Sole      0         20000   0      0
S P D R TRUST Unit SR           Unit Ser 1                78462F103   1150.52   8124 SH       Sole      0          8124   0      0
SAKS INC                        COMMON STOCKS             79377W108    212.00  11898 SH       Sole      0         11898   0      0
SECTOR SPDR TR                  COMMON STOCKS             81369Y506   2861.05  48793 SH       Sole      0         48793   0      0
STERIS CORP                     COMMON STOCKS             859152100    201.00   8000 SH       Sole      0          8000   0      0
VALERO ENERGY CORP NEW          COMMON STOCKS             91913Y100    435.00   8500 SH       Sole      0          8500   0      0
WABTEC CORP.                    COMMON STOCKS             929740108    645.99  21265 SH       Sole      0         21265   0      0
WALGREEN CO                     COMMON STOCKS             931422109   2180.46  47525 SH       Sole      0         47525   0      0
WORTHINGTON INDUSTRIES INC      COMMON STOCKS             981811102   1047.32  59107 SH       Sole      0         59107   0      0
YAHOO INC                       COMMON STOCKS             984332106    564.55  22100 SH       Sole      0         22100   0      0
Ishares Tr Lehman Agg Bd Fd     1-3 Yr Trs Bd             464287457    319.84   4000 SH       Sole      0          4000   0      0

                                                                   129,832.62